Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Summary of Cash and Cash Equivalents, Excluding Cash on Hand are Deposited in Financial Institutions at Locations	The Group’s cash and cash equivalents, excluding cash on hand, are deposited in financial institutions at below locations:

	As of December 31,
	2023	2024
	US$	US$
Financial institutions in the mainland of the PRC
—Denominated in RMB	10,388,623	11,977,938
—Denominated in USD	1,310,999	1,117,452
—Denominated in EUR	3,070,557	1,776,869
Total cash and cash equivalents balances held at mainland PRC financial institutions	14,770,179	14,872,259
Financial institution in Germany
—Denominated in EUR	660,248	2,882,073
Total cash balances held at a Germany financial institution	660,248	2,882,073
Financial institutions in the USA
—Denominated in USD	230,180	9,018,804
Total cash balances held at a USA financial institution	230,180	9,018,804
Total cash and cash equivalents balances held at financial institutions	15,660,607	26,773,136

Reconciliation of Cash and Cash Equivalents and Restricted Cash Reported Within Consolidated Balance sheets

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows.

	As of December 31,
	2023	2024
	US$	US$
Cash and cash equivalents	15,660,786	26,773,902
Restricted cash	32,024	—
Total cash, cash equivalents and restricted cash	15,692,810	26,773,902

Summary of Property and Equipment Estimated Useful Lives

The estimated useful lives are as follows:

Machinery and equipment	5 years
EV Chargers	5 years
Office and electronic equipment	3 ~ 5 years
Software	10 years
Leasehold improvements	shorter of 5 years or lease term
Vehicle	5 years

Summary of Changes in Contract Liabilities

Changes in the Group’s contract liabilities are presented as follows for the years ended December 31, 2023 and 2024:

Contract liabilities as of January 1, 2023	2,809,664
Cash received in advance, excluding VAT	9,253,967
Revenue recognized from opening balance of contract liabilities	(2,686,142)
Revenue recognized from contract liabilities arising during 2023	(7,877,827)
Foreign currency translation	(167,530)
Contract liabilities as of December 31, 2023	1,332,132
Cash received in advance, excluding VAT	13,769,113
Revenue recognized from opening balance of contract liabilities	(1,021,831)
Revenue recognized from contract liabilities arising during 2024	(10,791,785)
Foreign currency translation	(58,198)
Contract liabilities as of December 31, 2024	3,229,431

Summary of Concentration of Customers and Suppliers

Customers from whom individually represent greater than 10% of total revenues of the Group for the years ended December 31, 2022, 2023 and 2024 are as follows.

	For the Years Ended December 31,
	2022		2023		2024
	US$	%	US$	%	US$	%
Customer A	*	*	*	*	9,622,477	23%
Customer B	18,645,058	63%	16,325,786	42%	6,397,733	15%
Customer C	*	*	*	*	5,482,894	13%
Customer D	*	*	4,627,547	12%	*	*

Suppliers from whom individually represent greater than 10% of total purchases of the Group for the years ended December 31, 2022, 2023 and 2024 are as follows:

	For the Years Ended December 31,
	2022		2023		2024
	US$	%	US$	%	US$	%
Supplier A	4,553,156	24%	5,780,414	23%	4,918,960	26%
Supplier B	3,658,940	19%	2,434,481	10%	2,377,647	12%
Supplier C	*	*	7,050,112	28%	1,839,392	10%
Supplier D	2,429,852	13%	*	*	*	*

Customers accounting for 10% or more of accounts receivable, net are as follows:

	As of December 31,
	2023		2024
	US$	%	US$	%
Customer E	*	*	1,713,707	15%
Customer A	1,774,914	14%	1,569,321	14%
Customer F	*	*	1,498,250	13%
Customer G	*	*	1,399,828	12%
Customer B	6,321,755	50%	1,338,451	12%

Customers accounting for 10% or more of contract liabilities are as follows:

	As of December 31,
	2023		2024
	US$	%	US$	%
Customer H	*	*	320,308	10%
Customer C	546,932	41%	*	*

Suppliers accounting for 10% or more of accounts payable are as follows:

	As of December 31,
	2023		2024
	US$	%	US$	%
Supplier A	1,382,875	25%	2,747,890	36%
Supplier B	549,591	10%	1,425,008	19%
Supplier C	560,945	10%	*	*

Suppliers accounting for 10% or more of prepayments are as follows:

	As of December 31,
	2023		2024
	US$	%	US$	%
Supplier E	*	*	3,463,506	66%
Supplier F	*	*	1,000,000	19%
Supplier C	*	*	605,744	12%

* The amount was less than 10% of total sales, total purchases or total balance.